Consolidated balance sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, authorized	75,000,000	31,390,135
Protected Ordinary Stock Shares Authorized		31,390,135
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, issued	31,937,772	7,063,458
Ordinary shares, outstanding	31,937,772	7,063,458
Protected ordinary shares issued		18,461,912
Protected ordinary shares outstanding		18,461,912